Equity Investees (Schedule Of Operations For Equity Investees) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Revenues	$ 72,090	$ 49,824
Operating income	48,113	30,475
Net income	$ 46,917	$ 29,706